Expense Example, No Redemption - Retail Class - Transamerica Mid Cap Value Opportunities	A 1 year	A 3 years	A 5 years	A 10 years	C 1 year	C 3 years	C 5 years	C 10 years	I 1 year	I 3 years	I 5 years	I 10 years	R6 1 year	R6 3 years	R6 5 years	R6 10 years
USD ($)	666	932	1,219	2,033	194	600	1,032	2,233	87	271	471	1,049	77	240	417	930